September 17, 2014

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XVII
1940 Act Registration Number: 811-21481
1933 Act Registration Numbers: 333-111589, 333-124509
CIK: 0001274458
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XVII, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 25, 2014
American Century Variable Portfolios, Inc.	0000814680	August 21, 2014
Dreyfus Investment Portfolios	0001056707	August 14, 2014
Dreyfus Variable Investment Fund	0000813383	August 15, 2014
Guggenheim Variable Funds Trust	0000217087	September 8, 2014
MFS® Variable Insurance Trust	0000918571	August 28, 2014

Securities and Exchange Commission
September 17, 2014
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Neuberger Berman Advisers Management Trust	0000736913	August 22, 2014
Oppenheimer Variable Account Funds	0000752737	August 21, 2014
PIMCO Variable Insurance Trust	0001047304	August 28, 2014
Rydex Variable Trust	0001064046	September 8, 2014
SBL Fund	0001606868	September 8, 2014

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company